STATEMENT OF MATERIAL ACCOUNTING POLICIES, New Standards And Amendments To Standards Issued But Not Effected (Details)	12 Months Ended
Jun. 30, 2024
Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jul. 01, 2024
Amendment to IAS 1 - Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Amendment to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jul. 01, 2024
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Application Date of Standard	Jan. 01, 2025
Application Date for the Group	Jul. 01, 2025
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	IFRS 18 Presentation and Disclosure in Financial Statements
Application Date of Standard	Jan. 01, 2027
Application Date for the Group	Jul. 01, 2027